GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 69.36%
	Banks - 1.63%
526,978	First Horizon Corp.	$8,605,551
	Biotechnology - 4.71%
20,494	Regeneron Pharmaceuticals, Inc. (b)	12,942,371
54,999	United Therapeutics Corp. (b)	11,884,184
		24,826,555
	Capital Markets - 1.79%
243,257	Jefferies Financial Group, Inc.	9,438,372
	Electric Utilities - 0.87%
100,201	PNM Resources, Inc.	4,570,168
	Food & Staples Retailing - 3.07%
357,131	Kroger Co. (a)	16,163,749
	Food Products - 4.76%
46,271	Sanderson Farms, Inc. (a)	8,841,463
186,365	Tyson Foods, Inc. - Class A	16,243,573
		25,085,036
	Gas Utilities - 1.64%
188,437	UGI Corp.	8,651,143
	Health Care Equipment & Supplies - 2.94%
47,104	Danaher Corp.	15,497,687
	Health Care Providers & Services - 5.83%
147,485	CVS Health Corp.	15,214,552
49,441	Laboratory Corp of America Holdings (b)	15,534,857
		30,749,409
	Household Products - 2.99%
96,286	Procter & Gamble Co.	15,750,464
	Insurance - 3.92%
269,175	Aflac, Inc.	15,717,128
201,865	Old Republic International Corp.	4,961,842
		20,678,970
	Interactive Media & Services - 4.68%
5,012	Alphabet, Inc. (b)	14,519,965
30,178	Meta Platforms, Inc. - Class A (b)	10,150,370
		24,670,335
	Life Sciences Tools & Services - 3.18%
22,229	Bio-Rad Laboratories, Inc. - Class A (b)	16,795,566
	Machinery - 1.79%
43,817	Snap-on, Inc. (a)	9,437,305
	Media - 2.32%
548,356	News Corp. - Class A	12,233,822
	Multiline Retail - 3.27%
74,557	Target Corp.	17,255,472
	Oil, Gas & Consumable Fuels - 4.94%
206,119	ConocoPhillips	14,877,669
253,353	Devon Energy Corp.	11,160,200
		26,037,869
	Paper & Forest Products - 2.24%
150,756	Louisiana-Pacific Corp.	11,811,733
	Pharmaceuticals - 2.94%
262,306	Pfizer, Inc.	15,489,169
	Professional Services - 2.58%
122,147	Robert Half International, Inc.	13,621,833
	Software - 3.54%
55,574	Microsoft Corp.	18,690,648
	Technology Hardware, Storage & Peripherals - 1.69%
50,097	Apple, Inc.	8,895,724
	Trading Companies & Distributors - 2.04%
32,366	United Rentals, Inc. (b)	10,754,898
	Total Common Stocks (Cost $327,243,225)	365,711,478

	INVESTMENT COMPANIES - 13.96%
	Exchange Traded Funds - 13.96%
168,523	Vanguard S&P 500 ETF	73,572,086
	Total Investment Companies (Cost $59,055,699)	73,572,086

	REAL ESTATE INVESTMENT TRUSTS - 1.57%
	Real Estate Investment Trusts - 1.57%
115,633	SL Green Realty Corp. (a)	8,290,886
	Total Real Estate Investment Trusts (Cost $8,631,824)	8,290,886

	SHORT TERM INVESTMENTS - 14.66%
	Money Market Funds - 14.66%
77,303,520	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (c)	77,303,520
	Total Short Term Investments (Cost $77,303,520)	77,303,520
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.88%
31,008,345	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (c)	31,008,345
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $31,008,345)	31,008,345

	Total Investments (Cost $503,242,613) - 105.43%	555,886,315
	Liabilities in Excess of Other Assets - (5.43)%	(28,627,117)
	TOTAL NET ASSETS - 100.00%	$527,259,198

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2021.